Fair Value Measurement - Summary of Long-Term Investments Accounted for as Available-for-Sale Investments on a Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Investment Securities Available For Sale [Abstract]
Beginning balance	$ 197,590	$ 163,804
Purchase	62,980	19,893
Disposal	(25,308)
Changes in fair value	129,545	22,521
Impairment amount	(138)	(2,876)
Foreign exchange difference	21,026	(5,752)
Ending balance	$ 385,695	$ 197,590